Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share in earnings	kr (298)		kr (335)	kr 58
Taxes	(9,589)		(6,922)	(4,813)
Dividends paid	(5,996)	[1]	(4,450)	(3,425)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	1,565		611
Investments	167		1,310
Share in earnings	(298)		(335)
Distribution of capital stock	(3)
Taxes	(33)		(5)
Dividends paid	(43)		(66)
Divested business			(5)
Translation differences	(81)		55
Equity in joint ventures and associated companies,Closing balance	kr 1,274		kr 1,565	kr 611

[1]	Dividends paid per share amounted to SEK 1.50 (SEK 1.00 in 2019 and SEK 1.00 in 2018).